CONCENTRATIONS OF RISK	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CONCENTRATIONS OF RISK

NOTE – 22 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the years ended March 31, 2024, 2025 and 2026, there were individual customer accounts for 10% or more of the Company’s revenues as stated in note 3 above.

Most of the customers are located in Hong Kong.

(b) Major vendors

For the years ended March 31, 2024, 2025 and 2026, the vendors who accounted for 10% or more of the Company’s cost of revenue and is presented as follows:

Vendors	Percentage of respective fiscal year			Year ended March 31,
	2024	2025	2026	2024	2025	2026
				HKD	HKD	HKD
Vendor A	24.2%	21.1%	20.7%	2,745,741	7,140,894	10,386,007
Vendor B	-	13.4%	-	-	4,527,190	-
Vendor C	-	11.6%	-	-	3,921,443	-
Vendor D	-	-	14.6%	-	-	7,321,250

Most of the vendors are located in Hong Kong.

(b) Credit risk

Please refer to note 2 for details.

(c) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(e) Liquidity risk

Please refer to notes 2, 9 and 18 for details.